COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Undiscounted minimum future lease payments
Total instalments due	$ 90,735
Imputed interest	(8,476)
Total operating lease liability	82,259		$ (32,996)
Current portion	40,958
Non-current portion	41,301
Total operating lease liability	$ 82,259		$ (32,996)